Consolidated statement of other comprehensive income - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Statement [Abstract]
Net profit for the year	$ 12,355,390	$ 7,969,394	$ 3,247,480
Unrealized gain (loss) on hedges:
Cash flow hedge for future exports (Note 28.1.2)	(533,374)	(84,837)	461,424
Hedge of a net investment in a foreign operation (Note 28.1.3)	(971,954)	57,997	(155,359)
Cash flow hedge with derivative instruments (Note 28.1.4)	(52,174)	35,768	33,869
Equity instruments measured at fair value:
Unrealized (loss) gain	0	(7,828)	126,205
Realized loss	0	0	(68,497)
Foreign currency translation	2,599,242	(257,147)	(925,981)
Other comprehensive income that will be reclassified to profit or loss, net of tax	1,041,740	(256,047)	(528,339)
Other comprehensive income that will not to be reclassified to profit or loss in subsequent periods (net of taxes):
Remeasurement loss on defined benefit plans (Note 20.1)	(4,290)	(1,548,043)	(1,153,442)
Other losses	0	(11,817)	(46,826)
Other comprehensive income that will not be reclassified to profit or loss, net of tax	(4,290)	(1,559,860)	(1,200,268)
Other comprehensive income (loss) for the year, net of tax	1,037,450	(1,815,907)	(1,728,607)
Total comprehensive income for the year, net of tax	13,392,840	6,153,487	1,518,873
Comprehensive income attributable to:
Owners of parent	12,363,132	5,353,778	784,658
Non–controlling interest	1,029,708	799,709	734,215
Comprehensive income	$ 13,392,840	$ 6,153,487	$ 1,518,873